Prepayments and Other Assets, Net (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Prepayments and Other Assets, Net [Line Items]
Allowance for doubtful accounts	¥ 33,936	¥ 32,664
Other deposits	3,959	3,959	¥ 3,959
Other receivables allowance for credit losses	¥ 10,503	¥ 10,503